Other equity - Summary of Capital Reserve (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Total equity
Beginning balance	₨ 78,848	₨ 81,844
Ending balance	64,745	78,848
Capital reserve
Total equity
Beginning balance	(29)	114
Amount utilised on acquisition of non-controlling interest		(143)
Gain on acquisition of non-controlling interest	78
Ending balance	₨ 49	₨ (29)